Trade and other payables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables - supply chain financing arrangement - domestic operations	R$ 23,219	R$ 21,967
Current Trade Payables, Supply Chain Financing Arrangement, Foreign Operations	195,000	162,651
Trade and other current payables	R$ 218,219	R$ 184,618